Share-Based Compensation - Summary of Inputs into Black-Scholes Model (Details) - GDR Options - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Terms and Conditions of Share-Based Payment Arrangement [Line Items]
Weighted average share price in USD	$ 89.6	$ 68.4	$ 67.3
Expected volatility	38.20%	42.10%	42.40%
Risk-free rate	5.40%	4.30%	4.20%
Dividend yield	6.80%	7.00%	7.00%